Income Taxes - Provision for income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Canada	$ 0.0	$ (1.9)
Luxembourg	0.3	0.2
Current tax expense (recovery)	0.3	(1.7)
Deferred tax:
Canada	(690.5)	(99.2)
United States	(248.3)	201.3
Deferred tax expense (recovery)	(938.8)	102.1
Income tax recovery	$ (938.5)	$ 100.4